Accounts Receivable	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
Accounts receivable

Note 10. Accounts receivable

Accounts receivable balance consisted of the following:

	As of June 30, 2026	As of December 31,
USD’000	(unaudited)	2025
Trade accounts receivable	6,069	5,283
Allowance for credit losses	(403)	(416)
Accounts receivable from other related parties	2,113	143
Accounts receivable from Board members	-	7
Accounts receivable from underwriters, promoters, and employees	111	77
Other accounts receivable	161	15
Total accounts receivable, net of allowance for credit losses	8,051	5,109

As of June 30, 2026, accounts receivable from other related parties consisted of receivable balances from OISTE, as well as receivables from Quantix Edge Security and Quobly (See Note 40 for details on related parties).